Cover	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity File Number	001-43447
Entity Registrant Name	FIRST BREACH INC.
Entity Central Index Key	0001892704
Entity Tax Identification Number	82-5147193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18450 Showalter Rd
Entity Address, City or Town	Hagerstown
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21742
City Area Code	(443)
Local Phone Number	900-9890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	FBDT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false